Long-term Debt - Summary of Carrying Value of Long-term Debt (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2019
Loan With Parent (Formerly Third OID loan)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 10,000
Maturity date	April 23, 2024
Loan With Parent (Formerly Third OID loan) | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	15.05%
Non-interest Bearing Government Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 165
Maturity date	January 31, 2020
Repayment of monthly installments	$ 82
Non-interest Bearing Government Term Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	8.80%
First Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 63,273
Maturity date	September 30, 2024
First Original Issue Discount Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	20.06%
Second Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 17,694
Maturity date	September 30, 2024
Second Original Issue Discount Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	20.06%
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 31,370		$ 10,000
Maturity date	September 30, 2024
Interest rate			10.00%
Third Original Issue Discount Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		20.06%
US Dollars Credit Facility Draws
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date		September 30, 2024
US Dollars Credit Facility Draws | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		18.87%
US Dollars Credit Facility Draws | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		8.50%